Dornbush Schaeffer Strongin & Venaglia, LLP
747 Third Avenue
New York, NY 10017

Tel (212) 759-3300	Fax (212) 753-7673

Sonia Low
Direct DIal: 212-508-9317
E-Mail: low@dssvlaw.com

November 30, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Nevada Gold & Casinos, Inc.

Ladies and Gentlemen:

On behalf of our client, Nevada Gold & Casinos, Inc. (the “Company”), we enclose the Company’s preliminary proxy statement on Schedule 14A (the “Schedule 14A”).

If you have any questions, or if it would expedite your review in anyway, please contact the undersigned at the number above.

Sincerely,

/s/ Sonia Low

Sonia Low
of DORNBUSH SCHAEFFER STRONGIN & VENAGLIA LLP

Enclosures

cc:  Ernest E. East
General Counsel, Nevada Gold & Casinos, Inc.